Document And Entity Information	Nov. 17, 2022
Document Information [Line Items]
Entity, Registrant Name	DELTA APPAREL, INC.
Document, Type	8-K
Document, Period End Date	Nov. 17, 2022
Entity, Incorporation, State or Country Code	GA
Entity, File Number	1-15583
Entity, Tax Identification Number	58-2508794
Entity, Address, Address Line One	2750 Premiere Pkwy., Suite 100
Entity, Address, City or Town	Duluth
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	775-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common
Trading Symbol	DLA
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0001101396